UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   -----------

                       FRANKLIN FLOATING RATE MASTER TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                   -------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/09
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL HIGHLIGHTS



                                             Six Months Ended
                                             January 31, 2009                        Year Ended July 31,
                                               (unaudited)          2008         2007          2006          2005          2004
                                            ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period                 $9.02         $9.51        $9.77         $9.85         $9.84         $9.69
                                                  ----------    ---------     ---------     -------       --------      ---------
Income from investment operations/a:
  Net investment income                             0.203         0.549        0.655         0.565         0.398         0.334
  Net realized and unrealized gains
  (losses)                                         (1.812)       (0.493)      (0.258)       (0.076)         0.013         0.151
                                                 ------------- -------------  -----------  ------------  -----------    ---------
Total from investment operations.....              (1.609)         0.056        0.397         0.489         0.411         0.485
                                                 ----------     ---------   -----------     ----------  ----------    -----------
Less distributions from net investment
income                                             (0.201)       (0.546)      (0.657)       (0.569)       (0.401)       (0.335)
                                                 ----------     ---------   -----------     ----------  ----------    -----------
Net asset value, end of period                      $7.21         $9.02        $9.51         $9.77         $9.85         $9.84
                                                 =========     =========     =========      =========    =========     =========
Total return(b)                                   (17.94)%         0.64%        4.09%         5.09%         4.23%         5.08%
RATIOS TO AVERAGE NET ASSETSc
Expenses before waiver and payments by
affiliates                                          1.03%         1.00%        0.95%         0.95%         0.95%          0.98%
Expenses net of waiver and payments by
affiliates(d)                                       0.60%         0.60%        0.60%         0.60%         0.60%          0.60%
Net investment income                               5.12%         6.16%        6.70%         5.76%         4.08%          3.34%
SUPPLEMENTAL DATA
Net assets, end of period (000's)                 $314,037      $447,246   $1,069,720    $1,140,854    $1,121,133      $757,987
Portfolio turnover rate
                11.77%        28.10%       77.72%        78.29%        72.38%         54.41%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Total Return is not annualized for periods less than one year. cRatios are annualized for periods less than one year. dBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

                                                                                       PRINCIPAL                          % OF NET
                                                                  COUNTRY              AMOUNT/a             VALUE            ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b, c  SENIOR FLOATING RATE INTERESTS
      AEROSPACE & DEFENSE
      BE Aerospace Inc., Term Loan B, 5.75% - 5.87%, 7/28/14      United States   $         995,000         $   925,350        0.30
      Hawker Beechcraft Inc.,
        Synthetic L/C, 5.559%, 3/26/14                            United States             133,797              74,183        0.02
        Term Loan B, 2.409% - 3.459%, 3/26/14                     United States           2,278,558           1,263,333        0.40
      ILC Industries Inc., June 2006 Term Loan, 2.409%,           United States             724,488             610,381        0.20
       2/24/12

      L-1 Identity Solutions Operating Co., Term Loan B,          United States           1,086,250           1,018,359        0.32
       7.50%, 8/05/13
      Spirit Aerosystems Inc. (Onex Wind Finance LP), Term        United States           2,952,112           2,634,760        0.84
      B-1 Loan, 2.91%, 12/31/11
      TransDigm Inc., Term Loan B, 3.498%, 6/23/13                United States           2,650,000           2,318,750        0.74
                                                                                                           ------------  ----------
                                                                                                              8,845,116        2.82
                                                                                                           ------------  ----------
      APPLICATION SOFTWARE
      CCC Information Services Group Inc., Term Loan B,           United States             561,215            398,463         0.13
       3.72%, 2/10/13
                                                                                                           ------------  ----------
      AUTO PARTS & EQUIPMENT
      Affinia Group Inc., Term Loan B, 4.174%, 11/30/11           United States             762,586            457,552         0.15
      Cooper Standard Automotive Inc.,
        Term Loan B, 4.00%, 12/23/11                                  Canada              1,566,270            647,391         0.21
        Term Loan C, 4.00%, 12/23/11                              United States           2,965,548          1,225,759         0.39
      Dayco Products LLC (Mark IV), Replacement Term Loan,        United States           3,380,745          1,141,001         0.36
       5.97% - 8.48%, 6/23/11
      Federal-Mogul Corp., Term Loan B, 2.268% - 2.388%,          United States           4,719,273           2,265,251        0.72
       12/27/14
      Key Safety Systems Inc., Term Loan B, 2.661% - 3.716%,      United States           4,215,371           2,121,735        0.67
       3/10/14
      TRW Automotive Inc., Tranche B-1 Term Loan, 1.938% -        United States           1,361,257             939,267        0.30
       4.625%, 2/09/14
      United Components Inc., Term Loan D, 4.39%, 6/29/12         United States             511,626             372,208        0.12
                                                                                                           ------------  ----------
                                                                                                              9,170,164        2.92
                                                                                                           ------------  ----------
      BROADCASTING
      Citadel Broadcasting Corp., Term Loan B, 2.16% - 2.19%,     United States           3,573,388           1,518,690        0.48
       6/12/14
      Discovery Communications Inc., Term Loan B, 3.459%,         United States             970,863             878,284        0.28
      5/14/14
      Entravision Communications Corp., Term Loan B, 2.94%,       United States             763,007             558,903        0.18
       3/29/13
      Gray Television Inc., Term Loan B, 1.94% - 2.93%,           United States           2,251,884             998,334        0.32
       12/31/14
      LBI Media Inc., Term Loan B, 1.909%, 3/31/12                United States             972,500             486,250        0.15
      Mission Broadcasting Inc., Term Loan B, 3.209%, 10/01/12    United States             739,700             436,423        0.14
      Nexstar Broadcasting Inc., Term Loan B, 3.209%, 10/01/12    United States             699,854             412,914        0.13
      Univision Communications Inc., Initial Term Loan,           United States           5,600,000           2,978,001        0.95
       2.659% 9/29/14
                                                                                                           ------------  ----------
                                                                                                              8,267,799        2.63
                                                                                                           ------------  ----------
      BUILDING PRODUCTS
      Goodman Global Holdings Co. Inc., Term Loan B, 7.708%,      United States             947,500            780,207         0.25
       2/13/14
      NCI Building Systems Inc., Term Loan B, 1.84% - 2.66%,      United States           1,625,721          1,463,149         0.46
       6/18/10
                                                                                                           ------------  ----------
                                                                                                              2,243,356        0.71
                                                                                                           ------------  ----------
      CABLE & SATELLITE
      Charter Communications Operating LLC,
        Incremental Term Loan, 8.50%, 3/06/14                     United States           2,334,738           2,003,336        0.64
        Term Loan, 3.18% - 4.29%, 3/06/14                         United States             492,093             377,682        0.12
      CSC Holdings Inc. (Cablevision), Incremental Term Loan,     United States   $       1,093,184             988,875        0.31
       2.083%, 3/29/13
      DIRECTV Holdings LLC, Term Loan C, 5.25%, 4/13/13           United States           1,684,006           1,625,066        0.52
      Insight Midwest Holdings, Term Loan B, 2.45%, 4/02/14       United States           1,907,500           1,669,063        0.53
      MCC Iowa, Term Loan E, 6.50%, 1/03/16                       United States           1,242,254           1,159,436        0.37
   d  UPC Financing Partnership, Term Loan N, 2.198%, 12/31/14     Netherlands            4,200,000           3,391,500        1.08
                                                                                                           ------------  ----------
                                                                                                             11,214,958        3.57
                                                                                                           ------------  ----------
      CASINOS & GAMING
      Ameristar Casinos Inc., Term Loan B, 2.411%, 11/10/12       United States          1,720,186           1,049,313         0.33
      Las Vegas Sands LLC,
        Delayed Draw I Term Loan, 2.16%, 5/23/14                  United States            277,508             137,171         0.04
        Term Loan B, 2.16%, 5/23/14                               United States           1,131,257            559,175         0.18
      Penn National Gaming Inc., Term Loan B, 2.15% - 5.89%,      United States             591,807            536,695         0.17
       10/03/12

      VML U.S. Finance LLC (Venetian Macau),
        Delayed Draw, 2.66%, 5/25/12                                  Macau               1,976,190          1,145,291         0.37
        New Project Term Loans, 2.66%, 5/25/13                        Macau               1,000,000            579,545         0.18
        Term Loan B, 2.66%, 5/25/13                                   Macau                 523,810            303,571         0.10
                                                                                                           ------------  ----------
                                                                                                             4,310,761        1.37
                                                                                                           ------------  ----------
      COMMERCIAL PRINTING
      Cenveo Corp.,
        Delayed Draw Term Loan, 3.275%, 6/21/13                   United States             10,118               6,147        0.00/e
        Term Loan C, 3.275%, 6/21/13                              United States          1,024,818             622,577         0.20
                                                                                                           ------------  ----------
                                                                                                               628,724        0.20
                                                                                                           ------------  ----------
      COMMODITY CHEMICALS
   f  Lyondell Chemical Co.,
        Tranche B-1, 6.50%, 12/20/14                              United States          1,141,368             463,247         0.15
        Tranche B-2, 6.50%, 12/20/14                              United States           2,730,601            965,950         0.31
                                                                                                           ------------  ----------
                                                                                                             1,429,197         0.46
                                                                                                           ------------  ----------
      COMMUNICATIONS EQUIPMENT
      Bright Horizons Family Solution Inc., Term Loan B,          United States          1,390,506            950,759          0.30
       6.25% -7.50%, 5/21/15
      Brocade Communications Systems Inc., Term Loan, 7.00%,      United States          1,036,875            904,674          0.29
       10/07/13
      CommScope Inc., Term Loan B, 2.909% - 3.959%, 12/26/14      United States          1,132,555            965,503          0.31
                                                                                                           ------------  ----------
                                                                                                            2,820,936          0.90
                                                                                                           ------------  ----------
      CONSTRUCTION & ENGINEERING
      CONTECH Construction Products Inc., Term Loan B, 2.43%,     United States           1,901,449           884,174          0.28
       1/31/13
                                                                                                           ------------  ----------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
      Bucyrus International Inc., Tranche B Dollar Term Loan,     United States           1,276,797         1,078,893          0.34
       1.91% -4.526%, 5/04/14
      Manitowoc Co. Inc., Term Loan B, 6.50%, 11/06/14            United States           2,800,000         2,180,500          0.70
      Oshkosh Truck Corp.,
        Term Loan A, 1.83% - 1.91%, 12/06/11                      United States           1,162,500           784,688          0.25
        Term Loan B, 1.83% - 3.70%, 12/06/13                      United States           3,680,439          2,571,707         0.82
                                                                                                           ------------  ----------
                                                                                                             6,615,788         2.11
                                                                                                           ------------  ----------
      CONSTRUCTION MATERIALS
      Headwaters Inc., Term Loan B, 5.97%, 4/30/11                United States           1,080,070           837,054          0.27
                                                                                                         ------------  ----------
      DATA PROCESSING & OUTSOURCED SERVICES
      Affiliated Computer Services Inc.,
        Additional Term Loan, 2.386% - 2.436%, 3/20/13            United States             828,295           765,396          0.24
        Term Loan B, 2.401%, 3/20/13                              United States           1,261,000         1,165,243          0.37
      Emdeon Business Services LLC, First Lien Term Loan,         United States             963,301           833,256          0.27
       3.459%, 11/16/13
      First Data Corp., Term Loan B-2, 3.139% - 3.159%,           United States             271,288            172,607         0.05
       9/24/14
      infoGROUP Inc.,
        2006 Term Loan, 3.46%, 2/10/12                            United States   $       2,091,551        $ 1,620,952         0.52
        2007 Term Loan, 3.46%, 2/10/12                            United States           1,049,745            813,552         0.26
      Lender Processing Services Inc., Term Loan B, 2.909%,       United States             594,506            575,185         0.18
       7/02/14
      Metavante Corp., Term Loan B, 4.943%, 11/01/14              United States           1,387,995          1,169,386         0.37
      SunGard Data Systems Inc., Incremental Term Loan,           United States             698,250            617,686         0.20
       6.75%, 2/28/14
                                                                                                           ------------  ----------
                                                                                                              7,733,263        2.46
                                                                                                           ------------  ----------
      DISTILLERS & VINTNERS
      Constellation Brands Inc., Term Loan B, 1.938% -            United States             898,769             845,841        0.27
       3.688%, 6/05/13
                                                                                                           ------------  ----------
      DIVERSIFIED CHEMICALS
      Celanese U.S. Holdings LLC, Dollar Term Loan, 2.935%,       United States             740,935            608,802         0.19
       4/02/14
      Huntsman International LLC, Term Loan B, 2.161%, 4/21/14    United States           3,340,275           2,373,162        0.76
      Ineos U.S. Finance LLC,
        Term Loan B2, 8.202%, 12/16/13                            United States           1,511,834            582,056         0.18
        Term Loan C2, 8.702%, 12/23/14                            United States           1,511,834            595,285         0.19
      Invista Canada Co., Term Loan B2, 4.50%, 4/29/11                Canada                161,483            127,571         0.04
      Invista SARL, Term Loan B1, 4.50%, 4/29/11                    Luxembourg              587,111            463,817         0.15
                                                                                                           ------------  ----------
                                                                                                             4,750,693         1.51
                                                                                                           ------------  ----------
      DIVERSIFIED REAL ESTATE ACTIVITIES
      CB Richard Ellis Services Inc., Term Loan B, 1.834%,        United States           1,908,013          1,154,348         0.37
       12/20/13
                                                                                                           ------------  ----------
      DIVERSIFIED SUPPORT SERVICES
      ARAMARK Corp.,
        Synthetic L/C, 2.427%, 1/26/14                            United States            171,159            150,572          0.05
        Term Loan B, 3.334%, 1/26/14                              United States           2,694,154         2,370,107          0.75
      Language Lines Inc., Term Loan B, 4.71%, 6/11/11            United States           1,238,354         1,058,793          0.34
      West Corp.,
        Term Loan B-2, 2.731% - 2.811%, 10/24/13                  United States             635,130           456,499          0.15
        Term Loan B-3, 7.25%, 10/24/13                            United States             992,500            820,467         0.26
                                                                                                           ------------  ----------
                                                                                                             4,856,438        1.55
                                                                                                           ------------  ----------
      EDUCATION SERVICES
      Education Management LLC, Term Loan C, 3.25%, 6/01/13       United States           2,410,295         1,848,696          0.59
      Laureate Education Inc.,
        Closing Date Term Loan, 4.409%, 8/18/14                   United States             682,972           424,297          0.14
        Delayed Draw Term Loan, 4.409%, 8/18/14                   United States             102,206            63,495          0.02
                                                                                                           ------------  ----------
                                                                                                              2,336,488        0.75
                                                                                                           ------------  ----------
      ELECTRICAL COMPONENTS & EQUIPMENT
      Baldor Electric Co., Term Loan B, 2.188% - 2.938%,          United States           1,178,514          1,030,358         0.33
       1/31/14
                                                                                                           ------------  ----------
      ELECTRONIC EQUIPMENT & INSTRUMENTS
      Sensus Metering Systems Inc., Term Loan B1, 2.334% -        United States           2,317,481          2,108,908         0.67
       4.196%, 12/17/10
                                                                                                           ------------  ----------
      ELECTRONIC MANUFACTURING SERVICES
      FCI USA,
        Term Loan B1, 4.145%, 11/01/13                            United States           1,345,848           958,917          0.31
        Term Loan C1, 4.145%, 11/03/14                            United States           1,345,848           941,609          0.30
      Flextronics International USA Inc.,
        Term Loan A, 3.344% - 3.685%, 10/01/14                    United States             449,614           294,497          0.09
        Term Loan A-1, 3.344%, 10/01/14                           United States             129,199            84,625          0.03
                                                                                                           ------------  ----------
                                                                                                            2,279,648          0.73
                                                                                                           ------------  ----------
      ENVIRONMENTAL & FACILITIES SERVICES
      Duratek Inc. (EnergySolutions), Term Loan B, 4.15%,         United States             490,898           425,854          0.13
       6/07/13
      EnergySolutions LLC,
        Synthetic L/C, 0.39%, 6/07/13                             United States   $          66,787          $ 57,938          0.02
        Synthetic L/C (Add-On), 0.39%, 6/07/13                    United States           1,000,000           867,500          0.28
        Term Loan B, 4.15%, 6/07/13                               United States           1,023,184           887,612          0.28
   g  EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%,       United States           2,218,843         1,314,665          0.42
       7/07/12
      Safety-Kleen Systems Inc.,
        Synthetic L/C, 0.50%, 8/02/13                             United States            305,085            269,570          0.09
        Term Loan B, 3.00%, 8/02/13                               United States          1,143,178          1,010,100          0.32
                                                                                                           ------------  ----------
                                                                                                            4,833,239        1.54
                                                                                                           ------------  ----------
      FOOD RETAIL
      Pantry Inc.,
        Delayed Draw Term Loan, 2.16%, 5/14/14                    United States            232,906            177,591          0.06
        Term Loan B, 2.16%, 5/14/14                               United States            809,010            616,870          0.19
                                                                                                           ------------  ----------
                                                                                                              794,461          0.25
                                                                                                           ------------  ----------
      GENERAL MERCHANDISE STORES
      Dollar General Corp., Tranche B-1 Term Loan, 3.079% -       United States             600,000           506,000          0.16
       3.924%, 7/07/14
                                                                                                           ------------  ----------
      HEALTH CARE EQUIPMENT
      DJO Finance LLC, Term Loan B, 3.409% - 4.459%, 5/20/14      United States           2,718,759         2,215,789          0.70
      Fresenius SE (New Finco1) Term Loan B1, 6.75%, 9/10/14         Germany                519,916           500,852          0.16
      Fresenius SE (APP) Term Loan B2, 6.75%, 9/10/14                Germany                280,084           269,814          0.09
                                                                                                           ------------  ----------
                                                                                                            2,986,455          0.95
                                                                                                           ------------  ----------
      HEALTH CARE FACILITIES
      Community Health Systems Inc.,
        Delayed Draw Term Loan, 2.72% - 3.404%, 7/25/14           United States             217,510           184,965          0.06
        Term Loan, 4.439% - 4.446%, 7/25/14                       United States           4,251,177         3,615,094          1.15
      HCA Inc., Term Loan B-1, 3.709%, 11/18/13                   United States           2,856,651         2,370,046          0.75
      Health Management Associates Inc., Term Loan B, 3.209%,     United States           1,097,076           787,544          0.25
       2/28/14
      HealthSouth Corp., Term Loan B, 2.84% - 4.75%, 3/10/13      United States           1,972,734         1,734,362          0.55
      Iasis Healthcare LLC,
        Delayed Draw Term Loan, 2.409%, 3/14/14                   United States           1,021,107           878,152          0.28
        Initial Term Loan, 2.409%, 3/14/14                        United States           2,950,895         2,537,770          0.81
        Synthetic L/C, 4.54%, 3/14/14                             United States             273,663           235,350          0.08
      Psychiatric Solutions Inc., Second Additional Term          United States             747,535           655,028          0.21
       Loan, 2.159% - 2.171%, 7/01/12
      Vanguard Health Holding Co. II LLC, Replacement Term        United States           2,413,237         2,083,830          0.66
       Loan, 2.659% - 3.709%, 9/23/11
                                                                                                           ------------  ----------
                                                                                                            15,082,141         4.80
                                                                                                           ------------  ----------
      HEALTH CARE SERVICES
      AMR Holdco/EmCare Holdco, Term Loan B, 2.386% - 4.189%,     United States           1,209,241         1,070,178          0.34
       2/10/12
      DaVita Inc., Term Loan B-1, 1.84% - 2.96%, 10/05/12         United States           4,577,225         4,212,681          1.34
      Fresenius Medical Care Holdings Inc., Term Loan B,             Germany              1,983,552         1,799,365          0.57
       2.535% - 2.953%, 3/31/13
      U.S. Oncology Inc., Term Loan B, 4.561% - 6.178%,           United States           1,414,781         1,273,303          0.41
       8/20/11
      VICAR Operating Inc., Incremental Term Loan, 1.938%,        United States             884,250           786,982          0.25
       5/16/11
                                                                                                           ------------  ----------
                                                                                                            9,142,509          2.91
                                                                                                           ------------  ----------
      HEALTH CARE SUPPLIES
      Bausch and Lomb Inc.,
   h    Delayed Draw Term Loan, 3.25 - 4.709%, 4/28/15            United States            240,506           202,111           0.06
        Parent Term Loan B, 4.709%, 4/28/15                       United States          1,587,338         1,333,930           0.43
                                                                                                           ------------  ----------
                                                                                                           1,536,041           0.49
                                                                                                           ------------  ----------
      HOME FURNISHINGS
   h  Sealy Mattress Co., Revolver, 3.75% - 7.00%, 4/06/10        United States   $        525,000        $  301,875           0.10
                                                                                                           ------------  ----------
      HOUSEHOLD PRODUCTS
      Prestige Brands Inc., Term Loan B, 2.659% - 2.661%,         United States             828,760          725,165           0.23
       4/06/11
                                                                                                           ------------  ----------
      HOUSEWARES & SPECIALTIES
      Jarden Corp.,
        Term Loan B1, 3.209%, 1/24/12                             United States            609,481          522,630            0.17
        Term Loan B2, 3.209%, 1/24/12                             United States          1,616,256        1,385,939            0.44
      Jostens IH Corp. (Visant Holding Corp.), Term Loan C,       United States          1,824,366        1,596,320            0.51
       2.448%, 12/21/11
                                                                                                           ------------  ----------
                                                                                                          3,504,889            1.12
                                                                                                           ------------  ----------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
      Dynegy Holdings Inc.,
        Term L/C Facility, 1.91%, 4/02/13                         United States         1,312,528         1,112,368            0.35
        Term Loan B, 1.91%, 4/02/13                               United States           183,737           155,717            0.05
      NRG Energy Inc.,
        Credit Link, 1.359%, 2/01/13                              United States         1,101,487         1,023,256            0.33
        Term Loan, 1.909% - 2.959%, 2/01/13                       United States         2,233,739         2,075,092            0.66
      Texas Competitive Electric Holdings Co. LLC,
        Term Loan B-2, 3.906% - 5.888%, 10/10/14                  United States           546,136           382,432            0.12
        Term Loan B-3, 3.906% - 3.909%, 10/10/14                  United States           987,500           690,756            0.22
                                                                                                           ------------  ----------
                                                                                                          5,439,621            1.73
                                                                                                           ------------  ----------
      INDUSTRIAL CONGLOMERATES
      TriMas Co. LLC,
        Term Loan B, 2.659% - 3.434%, 8/02/13                     United States        2,088,102          1,273,742            0.40
        Tranche B-1 L/C, 4.88%, 8/02/11                           United States          492,961            300,707            0.10
                                                                                                           ------------  ----------
                                                                                                          1,574,449            0.50
                                                                                                           ------------  ----------
      INDUSTRIAL MACHINERY
      CI Acquisition Inc. (Chart Industries), Term Loan B,        United States          962,662            832,702            0.27
       2.438%, 10/17/12
      Husky Injection Molding Systems Ltd. (Ontario Inc.),            Canada           1,287,000          1,184,040            0.38
       Term Loan, 4.459%, 12/14/12
      Mueller Water Products Inc., Term Loan B, 2.159% -          United States        1,105,271            893,888            0.28
       3.209%, 5/24/14
      RBS Global Inc. (Rexnord Corp.),
        Incremental Tranche B-2, 2.938%, 7/22/13                  United States         775,272             610,527            0.19
        Term Loan, 2.936% - 3.625%, 7/22/13                       United States       2,703,279           2,128,832            0.68
                                                                                                           ------------  ----------
                                                                                                          5,649,989            1.80
                                                                                                           ------------  ----------
      INTEGRATED TELECOMMUNICATION SERVICES
      GCI Holdings Inc., Add-On Term Loan, 4.66%, 8/31/12         United States       1,687,110           1,493,092            0.48
      NTELOS Inc., Term Loan B-1, 2.66%, 8/24/11                  United States       1,060,250             952,238            0.31
      Wind Telecomunicazioni SpA,
        Term Loan C-2, 6.635%, 5/26/14                                Italy           2,650,000           2,268,400            0.72
        Term Loan B-2, 5.885%, 5/26/13                                Italy           2,650,000           2,270,719            0.72
      Windstream Corp., Tranche B-1, 2.35% - 2.59%, 7/17/13       United States       1,659,186           1,509,859            0.48
                                                                                                           ------------  ----------
                                                                                                          8,494,308            2.71
                                                                                                           ------------  ----------
      INTERNET RETAIL
      Ticketmaster, Term Loan B, 6.64%, 7/25/14                   United States         900,000             666,000            0.21
                                                                                                            ------------  ----------
      IT CONSULTING & OTHER SERVICES
      Acxiom Corp., Term Loan B, 2.109% - 4.884%, 9/14/12         United States       1,314,746           1,104,387            0.35
                                                                                                            ------------  ----------
      LEISURE FACILITIES
      24 Hour Fitness Worldwide Inc., Term Loan B, 2.91% -        United States   $   2,341,560     $     1,451,767            0.46
       3.93%, 6/08/12
                                                                                                           ------------  ----------
      LEISURE PRODUCTS
      PlayPower Inc., Term Loan B, 3.16% - 4.38%, 6/30/12         United States         629,528             497,327            0.16
                                                                                                           ------------  ----------
      LIFE & HEALTH INSURANCE
      Conseco Inc.,
        Revolver, 2.386%, 6/22/09                                 United States       2,933,333            1,613,333           0.51
        Term Loan, 2.386%, 10/10/13                               United States       1,938,447            1,255,145           0.40
                                                                                                           ------------  ----------
                                                                                                           2,868,478           0.91
                                                                                                           ------------  ----------
      LIFE SCIENCES TOOLS & SERVICES
      Life Technologies Corp., Term Loan B, 5.25%, 11/21/15       United States         498,000             489,908            0.16
                                                                                                           ------------  ----------
      METAL & GLASS CONTAINERS
      Anchor Glass Container Corp., Term Loan, 6.75% -            United States       1,482,482            1,237,872           0.39
       7.958%, 6/20/14
                                                                                                           ------------  ----------
      MOVIES & ENTERTAINMENT
      Cinemark USA Inc., Term Loan, 2.09% - 3.99%, 10/05/13       United States         787,838            709,448             0.22
      Regal Cinemas Corp., Term Loan, 5.209%, 10/27/13            United States         993,942            904,487             0.29
      Zuffa LLC, Term Loan B, 2.438%, 6/19/15                     United States       1,924,600          1,409,770             0.45
                                                                                                         ------------    ----------
                                                                                                         3,023,705             0.96
                                                                                                         ------------    ----------
      OIL & GAS DRILLING
      Dresser Inc., Term Loan B, 2.659% - 4.486%, 5/04/14         United States           2,745,638       1,993,163            0.64
                                                                                                         ------------    ----------
      OIL & GAS EXPLORATION & PRODUCTION
      ATP Oil and Gas Corp.,
        Tranche B-1, 8.50%, 7/15/14                               United States             506,545         294,882            0.09
        Tranche B-2, 8.50%, 1/15/11                               United States             158,407          92,215            0.03
                                                                                                           ------------  ----------
                                                                                                             387,097           0.12
                                                                                                            ------------  ----------
      PACKAGED FOODS & MEATS
      Dean Foods Co., Term Loan B, 1.91% - 2.96%, 4/02/14         United States           3,308,208        2,992,089           0.95
      Wm. Wrigley Jr. Co., Term Loan B, 4.938%, 10/06/14          United States           1,000,000          985,313           0.32
                                                                                                           ------------  ----------
                                                                                                              3,977,402        1.27
                                                                                                           ------------  ----------
      PAPER PACKAGING
      Graphic Packaging International Inc., Incremental Term      United States             886,704            763,397         0.24
      Loan, 3.083% - 4.185%, 5/16/14
      Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14                  United States           1,240,625           1,153,781        0.37
                                                                                                           ------------  ----------
                                                                                                              1,917,178        0.61
                                                                                                           ------------  ----------
      PAPER PRODUCTS
      Domtar Corp., Term Loan, 1.796%, 3/07/14                    United States             797,394             674,367        0.21
      Georgia-Pacific LLC,
        Additional Term Loan, 2.409% - 4.189%, 12/20/12           United States             809,321             700,569        0.22
        Term Loan B, 2.409% - 4.189%, 12/20/12                    United States           1,112,670             963,155        0.31
      NewPage Corp., Term Loan, 5.313%, 12/22/14                  United States             641,998             373,429        0.12
      Verso Paper Holdings LLC, Term Loan B, 3.25%, 8/01/13       United States             998,146             718,665        0.23
                                                                                                           ------------  ----------
                                                                                                              3,430,185        1.09
                                                                                                           ------------  ----------
      PERSONAL PRODUCTS
      Chattem Inc., Term Loan B, 2.598% - 2.844%, 1/02/13         United States             913,333            821,999         0.26
      Herbalife International Inc., Term Loan B, 2.96%,           United States        $  1,148,187        $   815,213         0.26
       7/21/13
                                                                                                           ------------  ----------
                                                                                                              1,637,212        0.52
                                                                                                           ------------  ----------
      PHARMACEUTICALS
      Mylan Inc., Term Loan B, 3.688% - 4.75%, 10/02/14           United States             578,000             530,315        0.17
                                                                                                           ------------  ----------
      PROPERTY & CASUALTY INSURANCE
      Affirmative Insurance Holdings Inc., Term Loan, 3.909%      United States             621,290             318,411        0.10
       -5.696%, 1/31/14
                                                                                                            ------------   --------
      PUBLISHING
      Canwest Mediaworks LP, Credit D, 4.196%, 7/10/14                Canada              3,408,893           1,934,547        0.61
   d  Dex Media East LLC, Term Loan B, 3.18% - 4.17%, 10/24/14    United States           1,468,750             663,036        0.21
      Dex Media West LLC, Term Loan B, 7.00%, 10/24/14            United States           3,179,073           1,748,490        0.56
   d  Idearc Inc., Term Loan B, 2.42% - 3.46%, 11/17/14           United States           7,859,743           2,729,296        0.87
      Newsday LLC, Floating Rate Term Loan, 6.594%, 8/01/13       United States           2,400,000           2,070,000        0.66
   f  Tribune Co.,
        Term Loan B, 5.25%, 5/16/14                               United States           5,719,555           1,599,434        0.51
        Term Loan X, 7.084%, 5/18/09                              United States           1,042,571             292,963        0.09
      Wenner Media LLC, Term Loan B, 3.209%, 10/02/13             United States             851,565             617,384        0.20
                                                                                                           ------------  ----------
                                                                                                             11,655,150        3.71
                                                                                                            ------------  ---------
      RESEARCH & CONSULTING SERVICES
      Nielsen Finance LLC (VNU Inc.), Dollar Term Loan,           United States           4,125,659           3,300,528        1.05
       2.406% -4.388%, 8/09/13
                                                                                                           ------------  ----------
      RESTAURANTS
      Arby's Restaurant Holdings LLC, Term Loan B, 2.659%,        United States           1,479,440           1,013,417        0.32
       7/25/12
                                                                                                           ------------  ----------
      RETAIL REITS
      Macerich Co., Term Loan B, 1.938%, 4/25/10                  United States           3,456,250          2,592,188         0.83
                                                                                                           ------------  ----------
      SECURITY & ALARM SERVICES
      Protection One Inc., Term Loan C, 2.65% - 2.66%, 3/31/12    United States             907,277            635,094         0.20
                                                                                                           ------------  ----------
      SEMICONDUCTORS
      Fairchild Semiconductor Corp.,
        Incremental Term Loan, 3.959%, 6/26/13                    United States           1,687,250          1,147,330         0.37
        Initial Term Loan, 2.959%, 6/26/13                        United States             913,740            598,500         0.19
                                                                                                           ------------  ----------
                                                                                                             1,745,830         0.56
                                                                                                           ------------  ----------
      SPECIALIZED CONSUMER SERVICES
      Affinion Group Inc., Term Loan B, 3.959% - 4.673%,          United States           1,336,171            978,745         0.31
       10/17/12
                                                                                                           ------------  ----------
      SPECIALTY CHEMICALS
      Brenntag Holding GmbH & Co. KG,
        Acquisition Facility, 2.334% - 3.501%, 1/20/14               Germany                451,636            352,276         0.11
        Term Loan B2, 2.334% - 3.501%, 1/20/14                    United States             848,364            608,115         0.19
      Cognis GmbH, Term Loan C , 3.996%, 9/15/13                     Germany              2,300,000          1,495,000         0.48
      Hexion Specialty Chemicals BV, Term Loan C-2, 3.75%,         Netherlands              844,790            359,036         0.11
       5/03/13
      Hexion Specialty Chemicals Inc., Term Loan C-1, 3.688%,     United States           3,888,946          1,652,802         0.53
       5/03/13
      Nalco Co., Term Loan B, 2.188% - 4.188%, 11/04/10           United States           1,096,469          1,028,723         0.33
      Oxbow Carbon LLC,
        Delayed Draw Term Loan, 2.409%, 5/08/14                   United States             289,977            199,178         0.06
        Term Loan B, 2.409% - 3.459%, 5/08/14                     United States           3,239,020          2,224,802         0.71
      Polypore Inc., Incremental Term Loan, 2.45%, 7/03/14        United States             643,327            434,246         0.14
      Rockwood Specialties Group Inc., Term Loan E, 1.909%,       United States           1,676,556          1,478,722         0.47
       7/30/12
                                                                                                           ------------  ----------
                                                                                                              9,832,900        3.13
                                                                                                           ------------  ----------
      SYSTEMS SOFTWARE
      Audatex North America Inc., Domestic Term Loan C,           United States           1,079,818            777,469         0.25
       3.746%, 5/16/14
      Macrovision Solutions Corp., Term Loan B, 6.00%, 5/02/13    United States   $       1,393,000        $  1,358,175        0.43
                                                                                                           ------------  ----------
                                                                                                              2,135,644        0.68
                                                                                                           ------------  ----------
      TRADING COMPANIES & DISTRIBUTORS
      Ashtead Group PLC, Term Loan, 2.188%, 8/31/11               United Kingdom            759,200             611,156        0.19
      Interline Brands,
        Delayed Draw Term Loan, 2.04%, 6/23/13                    United States             587,886             376,247        0.12
        Term Loan B, 2.04%, 6/23/13                               United States             408,158             261,221        0.08
      RSC Holdings III, ABL Term Loan, 2.16% - 2.22%, 11/27/12    United States           1,927,615           1,556,549        0.50
                                                                                                           ------------  ----------
                                                                                                              2,805,173        0.89
                                                                                                           ------------  ----------
      TRUCKING
      Hertz Corp.,
        Credit Link, 1.525%, 12/21/12                             United States            104,200              66,949         0.02
        Term Loan B, 2.09% - 2.19%, 12/21/12                      United States            571,952             367,479         0.12
                                                                                                           ------------  ----------
                                                                                                               434,428         0.14
                                                                                                           ------------  ----------
      WIRELESS TELECOMMUNICATION SERVICES
      Intelsat Corp. (Panamsat),
        Tranche B-2-A, 3.925%, 1/03/14                            United States          1,624,265           1,406,149         0.46
        Tranche B-2-B, 3.925%, 1/03/14                            United States          1,623,773           1,405,723         0.44
        Tranche B-2-C, 3.925%, 1/03/14                            United States          1,623,773           1,405,723         0.44
                                                                                                           ------------  ----------
                                                                                                             4,217,595         1.34
                                                                                                           ------------  ----------
     TOTAL SENIOR FLOATING RATE INTERESTS (COST $287,505,278)                                              212,210,716        67.58
                                                                                                         ---------------- ---------
      SHORT TERM INVESTMENTS (COST $94,285,564)
    i/REPURCHASE AGREEMENTS
      Joint Repurchase Agreement, 0.235%, 2/02/09                 United States          94,285,564         94,285,564        30.02
       (Maturity Value $94,287,407)
        Banc of America Securities LLC (Maturity Value $14,757,865)
        Barclays Capital Inc. (Maturity Value $14,445,772)
        BNP Paribas Securities Corp. (Maturity Value $14,759,751)
        Credit Suisse Securities (USA) LLC
         (Maturity Value $14,759,751)
        Deutsche Bank Securities Inc. (Maturity Value $6,358,743)
        HSBC Securities (USA) Inc. (Maturity Value $14,759,751)
        UBS Securities LLC (Maturity Value $14,445,774)
          Collateralized by U.S. Government Agency Securities,
          2.58% - 7.125%, 3/10/09 - 2/28/18; j/U.S Governement
          Agency Discount Note, 3/10/09; j/U.S. Treasury Bills,
          4/09/09 and U.S. Treasury Note, 1.50%, 10/31/10.
                                                                                                        ----------------- ----------
      TOTAL INVESTMENTS (COST $381,790,842)                                                                 306,496,280       97.60
      OTHER ASSETS, LESS LIABILITIES                                                                          7,541,147        2.40
                                                                                                         ---------------- ---------
      NET ASSETS                                                                                       $   314,037,427       100.00
                                                                                                         ---------------- ---------


 See Abbreviations on page XX.

a The principal amount is stated in U.S. dollars unless otherwise indicated.
b The coupon rate shown represents the rate at period end.
c See Note 1(d) regarding senior floating rate interests.
d A portion or all of the security  purchased on a delayed  delivery basis. See
  Note  1(c).
e Rounds  to less than 0.01% of net  assets.
f See Note 7 regarding defaulted securities.
g Income  may be  received  in additional securities and/or cash.
h See Note 8 regarding unfunded loan commitments.
i See Note 1(b) regardingjoint repurchase agreement.
j The security is traded on a discount basis with no stated coupon rate.






FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2009 (UNAUDITED)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers                $  287,505,278
  Cost - Repurchase agreements                   94,285,564
                                             --------------
  Total cost of investments                  $  381,790,842
                                             --------------
  Value - Unaffiliated issuers               $  212,210,716
  Value - Repurchase agreements                  94,285,564
                                             --------------
  Total value of investments                    306,496,280
 Cash                                               889,068
 Receivables:
  Investment securities sold                      7,644,325
  Capital shares sold                               571,623
  Interest                                        1,227,577
                                             --------------
        Total assets                            316,828,873
                                             --------------

Liabilities:
 Payables:

  Investment securities purchased                 1,462,300
  Affiliates                                        128,830
  Distributions to shareholders                     992,563
 Unrealized depreciation on unfunded loan
  commitments (Note 8)                              117,423
 Accrued expenses and other liabilities              90,330
                                             --------------
        Total liabilities                         2,791,446
                                             --------------
        Net assets, at value                 $  314,037,427
                                             --------------

Net assets consist of:
 Paid-in capital                             $  479,674,443
 Undistributed net investment income                 24,830
 Net unrealized appreciation (depreciation)     (75,411,985)
 Accumulated net realized gain (loss)           (90,249,861)
                                             ---------------
        Net assets, at value                 $   314,037,427
                                             ---------------
 Net asset value and maximum offering
 price per $314,037,427 x
 43,540,266 shares outstanding)              $        7.21
                                             ---------------


Semiannual Report | The accompanying notes are an integral part of these financial statements.



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2009 (UNAUDITED)

Investment income:

 Interest                                    $    10,474,970
                                             ---------------
Expenses:
 Management fees (Note 3a)                        1,466,391
 Administrative fees (Note 3b)                      262,577
 Custodian fees (Note 4)                              5,480
 Reports to shareholders                              3,277
 Professional fees                                   78,725
 Trustees' fees and expenses                         26,004
 Other                                               44,380
                                             --------------
        Total expenses                            1,886,834
        Expense reductions (Note 4)                 (3,999)
        Expenses waived/paid by
         affiliates (Note 3d)                     (783,690)
                                             --------------
          Net expenses                            1,099,145
                                             --------------
            Net investment income                 9,375,825
                                             --------------

Realized and unrealized gains (losses):
 Net realized gain (loss) from investments     (37,006,793)
 Net change in unrealized appreciation
  (depreciation) on investments                (49,152,804)
                                             --------------
Net realized and unrealized gain (loss)        (86,159,597)
                                             --------------
Net increase (decrease) in net assets
 resulting from operations                   $ (76,783,772)
                                             --------------




FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED
                                                                       JANUARY 31, 2009    YEAR ENDED JULY 31,
                                                                         (UNAUDITED)             2008
                                                                 =======-----------------------------------------
Increase (decrease) in net assets:
 Operations:
     Net investment income                                        $    9,375,825         $    38,665,606
     Net realized gain (loss) from investments                       (37,006,793)            (40,055,119)
     Net change in unrealized appreciation (depreciation) on
     investments                                                     (49,152,804)              2,152,125
                                                                 -----------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations                                               (76,783,772)                762,612
                                                                 -----------------------------------------------

 Distributions to shareholders from net investment income             (9,320,260)            (38,661,719)
 Capital share transactions (Note 2)                                  (47,104,968)          (584,574,579)
                                                                 -----------------------------------------------
      Net increase (decrease) in net assets                          (133,209,000)          (622,473,686)
Net assets:
 Beginning of period                                                  447,246,427          1,069,720,113
                                                                 -----------------------------------------------
 End of period                                                    $   314,037,427        $   447,246,427
                                                                 -----------------------------------------------
Undistributed net investment income (distributions in
excess of net investment income) included in net assets:
 End of period                                                    $        24,830        $       (30,735)
                                                                 -----------------------------------------------



Semiannual Report | The accompanying notes are an integral part of these financial statements.




FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series
(Fund), which is organized as a partnership for tax purposes. The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a.  SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

b.  JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on January 30, 2009. The joint repurchase agreement is valued at cost.

c.  SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d.  SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

e.  INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their individual income tax returns.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

f.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionately allocated to the partners daily and distributed monthly. Distributions to partners are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

g.  ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:


                              Six Months Ended                     Year Ended
                              January 31, 2009                   July 31, 2008
                         ---------------------------------------------------------------
                             Shares         Amount            Shares          Amount
                         ---------------------------------------------------------------
 Shares sold                7,478,938     $60,294,691        4,842,844      $44,297,914
 Shares redeemed          (13,500,907)   (107,399,659)     (67,790,869)    (628,872,493)
                         ---------------------------------------------------------------
 Net increase (decrease)   (6,021,969)   $(47,104,968)     (62,948,025)   $(584,574,579)
                          ---------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:



SUBSIDIARY                                                       AFFILIATION
-------------------------------------------------------------------------------
Franklin Advisers, Inc.                                         Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Investors Services, LLC (Investor Services)  Transfer agent


A.  MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

B.  ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
FEE RATE                NET ASSETS
-------------------------------------------------------------------------
0.150%           Up to and including $200 million
0.135%           Over $200 million, up to and including $700 million
0.100%           Over $700 million, up to and including $1.2 billion
0.075%           In excess of $1.2 billion


C.  TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

D.  WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

E.  OTHER AFFILIATED TRANSACTIONS

At January 31, 2009, the shares of the Fund were owned by the following entities:

Entity                                  SHARESSETS
-------------------------------------------------------------------------
Franklin Floating Rate Fund, PLC        43,520,266
Franklin Resources, Inc.                    10,000
Templeton Investment Counsel, LLC           10,000
                                       ------------
Total                                   43,540,266


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                            $ 382,241,407
                                               ==============

Unrealized appreciation                        $     484,124
Unrealized depreciation                          (76,229,251)
                                               --------------
Net unrealzied appreciation (depreciation)     $ (75,745,127)
                                               ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2009, aggregated $34,732,149 and $144,387,389, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 63.64% of its portfolio invested in senior secured floating rate notes rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2009, the aggregate value of these securities was $3,321,593, representing 1.06% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At January 31, 2009, unfunded commitments were as follows:

                                                   UNFUNDED
BORROWER                                          COMMITMENT
Bausch and Lomb, Inc., Delayed Draw Term Loan     $  160,337
Sealy Mattress Co., Revolver                         225,000
                                                  -----------
                                                  $  385,337
                                                  ===========

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

9. SHAREHOLDER DISTRIBUTIONS

For the period ended January 31, 2009, the Fund made the following distributions:

PAYMENT DATE                   AMOUNT PRE SHARE
-----------------------------------------------
8/29/2008                       $0.036180
9/30/2008                       $0.035554
10/31/2008                      $0.040650
11/28/2008                      $0.034303
12/31/2008                      $0.031261
1/30/2009                       $0.022877
                               -----------
Total                           $0.200825
                               ============
10. CREDIT FACILITY

Effective, January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interst charges on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period ended January 31, 2009, the Fund did not utilize the Global Credit Facility.

11. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, (collectively "Plaintiffs") filed an adversary proceeding in the then-pending Adelphia bankruptcy case in the U.S. Bankruptcy Court for the Southern District of New York against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Floating Rate Daily Access Fund (individually and as successor to the Franklin Floating Rate Trust's interests in the credit facilities at issue), Franklin Floating Rate Trust, and Franklin Floating Rate Master Series (collectively the "Franklin Defendants"), and Franklin CLOs I-III, among other defendants. In addition, Advisers was originally named as a defendant, but later dismissed from the lawsuit. The complaint alleged that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders and sought avoidance of the loans and recovery of fraudulent transfers (the "Complaint"). The agent bank and investment bank defendants moved to dismiss the Complaint, which the Bankruptcy Court granted in part and denied in part, with leave to amend the Complaint. The reference to the bankruptcy was withdrawn and the matter was transferred to the U.S. District Court for the Southern District of New York.

On October 22, 2007, Plaintiffs filed an amended complaint, largely duplicating the allegations in the original Complaint, and adding hundreds of additional syndicate lender defendants (the "Amended Complaint"). The Franklin Defendants, among others, moved to dismiss the Amended Complaint on December 20, 2007. On June 17, 2008, the court granted the motions and dismissed all of the claims against certain defendants, including the Franklin Defendants, while leaving other claims against other defendants outstanding. On July 17, 2008, defendants, including the Franklin Defendants, filed a motion asking the court to enter final judgment with respect to the dismissed claims. Plaintiffs then agreed to the entry of a final judgment and the parties filed a stipulation to that effect with the court. On December 8, 2008, the court accepted the parties' stipulation and entered final judgment with respect to the dismissed claims, and Plaintiffs filed a notice of appeal from that judgment to the U.S. Court of Appeals for the Second Circuit on January 6, 2009.

12. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     o Level 1 - quoted prices in active markets for identical securities
     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                                   LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                  ---------------------------------------------------
Assets:
   Investments in Securities       $  -      $306,496,280   $  -       $306,496,280
Liabilities:
   Other Financial Instruments/a   $  -         (117,423)   $  -           (117,423)

a/Other financial instruments included net unrealzied appreciation (depreciation) on unfolded loan commitments.


13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

-------------------------------------------------------------------------------

ABBREVIATIONS

SELECTED PORTFOLIO

L/C      Letter of Credit
PIK      Payment-In-Kind
REIT     Real Estate Investment Trust





FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities.
Shareholders  may  view  the  Fund's  complete  Policies   online   at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflects the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A


ITEM 6. SCHEDULE OF INVESTMENTS. N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST



By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009


By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer, Chief
      Accounting Officer and Treasurer
Date  March 27, 2009